Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the maturity level of the lease liability, according to their contractual maturity - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the maturity level of the lease liability, according to their contractual maturity [Line Items]
Total	$ 137,089	$ 139,795
Due within 1 year [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the maturity level of the lease liability, according to their contractual maturity [Line Items]
Total	25,902	23,391
Due after 1 year but within 2 years [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the maturity level of the lease liability, according to their contractual maturity [Line Items]
Total	24,862	23,390
Due after 2 years but within 3 years [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the maturity level of the lease liability, according to their contractual maturity [Line Items]
Total	22,093	21,730
Due after 3 years but within 4 years [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the maturity level of the lease liability, according to their contractual maturity [Line Items]
Total	19,565	18,888
Due after 4 years but within 5 years [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the maturity level of the lease liability, according to their contractual maturity [Line Items]
Total	13,220	16,360
Due after 5 years [Member]
Right of Use Assets and Obligation for Lease Contracts (Details) - Schedule of the maturity level of the lease liability, according to their contractual maturity [Line Items]
Total	$ 31,447	$ 36,036